Revenue - Breakdown by segment (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Revenue breakdown
Revenue		¥ 941,168	$ 130,350	¥ 868,687	¥ 853,062
Total segments
Revenue breakdown
Revenue		1,016,163		930,529	913,477
Unallocated
Revenue breakdown
Revenue		1,297		866	1,556
Inter-segment elimination
Revenue breakdown
Revenue	[1]	(76,292)		(62,708)	(61,971)
Customer management services
Revenue breakdown
Revenue	[2]	386,571		355,144	379,999
Taobao and Tmall Group | Total segments
Revenue breakdown
Revenue		434,893		413,206	429,930
Taobao and Tmall Group | Retail | Total segments
Revenue breakdown
Revenue		414,414		395,352	412,824
Taobao and Tmall Group | Retail | Customer management services | Total segments
Revenue breakdown
Revenue	[3]	304,009		291,541	316,029
Taobao and Tmall Group | Retail | Direct sales and others | Total segments
Revenue breakdown
Revenue	[4]	110,405		103,811	96,795
Taobao and Tmall Group | Wholesale | Total segments
Revenue breakdown
Revenue	[5]	20,479		17,854	17,106
Cloud intelligence group | Total segments
Revenue breakdown
Revenue	[6]	106,374		103,497	102,016
International Digital Commerce Group | Total segments
Revenue breakdown
Revenue		102,598		70,506	62,185
International Digital Commerce Group | Retail | Total segments
Revenue breakdown
Revenue	[7]	81,654		50,933	43,679
International Digital Commerce Group | Wholesale | Total segments
Revenue breakdown
Revenue	[8]	20,944		19,573	18,506
Cainiao Smart Logistics Network Limited | Total segments
Revenue breakdown
Revenue	[9]	99,020		77,512	66,808
Local Services Group | Total segments
Revenue breakdown
Revenue	[10]	59,802		50,249	44,890
Digital Media and Entertainment Group | Total segments
Revenue breakdown
Revenue	[11]	21,145		18,444	18,105
All others | Total segments
Revenue breakdown
Revenue	[12]	¥ 192,331		¥ 197,115	¥ 189,543

[1]	Inter-segment elimination consisted of revenue primarily from Cloud Intelligence Group and Cainiao.
[2]	Customer management services mainly include CPC, CPM, time-based and CPS marketing services.
[3]	Revenue from China commerce retail is primarily generated from China commerce retail business and includes primarily revenue from customer management services and sales of goods.
[4]	Revenue from direct sales and others under China commerce retail is primarily generated from direct sales businesses, comprising mainly Tmall Supermarket and Tmall Global and primarily consists of revenue from sales of goods.
[5]	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
[6]	Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.
[7]	Revenue from International commerce retail is primarily generated from AliExpress, Trendyol and Lazada and includes revenue from customer management services, sales of goods and logistics services.
[8]	Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
[9]	Revenue from Cainiao represents logistics services revenue from the domestic and cross-border fulfillment services.
[10]	Revenue from Local Services Group primarily represents platform commissions, logistics services revenue from the provision of on-demand delivery services and revenue from other services provided by Ele.me, and revenue from software and technology services provided by Amap.
[11]	Revenue from Digital Media and Entertainment Group is primarily generated from Youku and Alibaba Pictures, and includes revenue from membership fees, content investment income, customer management services and ticketing services.
[12]	Revenue from All others represented revenue from businesses including Sun Art, Freshippo, Alibaba Health, Lingxi Games, Intime, Intelligent Information Platform, Fliggy, DingTalk and other businesses. The majority of revenue within All others consist of direct sales revenue, which is recorded on a gross basis.